VESSELS AND EQUIPMENT, NET - Schedule of Vessels and Equipment, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Movement in Property, Plant and Equipment [Roll Forward]
Vessels and equipment, gross at period start	$ 2,246,302	$ 2,259,132
Additions	13,480	28,402
Disposal	(226,417)
Write-off of fully depreciated and amortized asset	(6,363)	(41,232)
Vessels and equipment, gross at period end	2,027,002	2,246,302
Movement in Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment [Roll Forward]
Depreciation and amortization at period start	(710,545)	(670,209)
Charge for the year	(67,625)	(81,568)
Disposal	114,470
Write-off of fully depreciated and amortized asset	6,363	41,232
Depreciation and amortization at period end	(657,337)	(710,545)
Net book value	1,369,665	1,535,757
Vessels
Movement in Property, Plant and Equipment [Roll Forward]
Vessels and equipment, gross at period start	2,143,388	2,132,856
Additions	7,547	10,549
Disposal	(208,987)
Write-off of fully depreciated and amortized asset	0	(17)
Vessels and equipment, gross at period end	1,941,948	2,143,388
Movement in Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment [Roll Forward]
Depreciation and amortization at period start	(663,123)	(600,578)
Charge for the year	(55,796)	(62,562)
Disposal	113,676
Write-off of fully depreciated and amortized asset	0	17
Depreciation and amortization at period end	(605,243)	(663,123)
Net book value	1,336,705	1,480,265
Drydocking expenditure
Movement in Property, Plant and Equipment [Roll Forward]
Vessels and equipment, gross at period start	65,088	88,450
Additions	5,933	17,853
Disposal	(17,430)
Write-off of fully depreciated and amortized asset	(6,363)	(41,215)
Vessels and equipment, gross at period end	47,228	65,088
Movement in Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment [Roll Forward]
Depreciation and amortization at period start	(23,804)	(49,559)
Charge for the year	(8,282)	(15,460)
Disposal	794
Write-off of fully depreciated and amortized asset	6,363	41,215
Depreciation and amortization at period end	(24,929)	(23,804)
Net book value	22,299	41,284
Mooring Equipment
Movement in Property, Plant and Equipment [Roll Forward]
Vessels and equipment, gross at period start	37,826	37,826
Additions	0	0
Disposal	0
Write-off of fully depreciated and amortized asset	0	0
Vessels and equipment, gross at period end	37,826	37,826
Movement in Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment [Roll Forward]
Depreciation and amortization at period start	(23,618)	(20,072)
Charge for the year	(3,547)	(3,546)
Disposal	0
Write-off of fully depreciated and amortized asset	0	0
Depreciation and amortization at period end	(27,165)	(23,618)
Net book value	$ 10,661	$ 14,208